Stock-Based Compensation - Schedule of Options Outstanding (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Beginning balance	20	21
Number of options, Exercised	(4)	(1)
Number of options' Expired	0	0
Number of options' Forfeited	0	0
Number of options, Ending balance | shares	16	20
Number of options, Exercisable, Ending balance	9	10
Weighted average exercise price, Beginning balance	$ 22.42	$ 22.09
Weighted average exercise price, Exercised	21.02	16.15
Weighted average exercise price, Expired	22.6	24.63
Weighted average exercise price, Forfeited	24.27	23.96
Weighted average exercise price, Ending balance	22.73	22.42
Weighted average exercise price, Exercisable, Ending balance	$ 21.99	$ 20.91